TRADE PAYABLES	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
TRADE PAYABLES	TRADE PAYABLES

	December 31, 2024	December 31, 2023
	US$’000	US$’000
Trade payables*	38,594	30,655
*Certain prior year amounts of approximately $10.5 million have been reclassified from Other Payable and Accruals for comparative purposes
The trade payables are non-interest-bearing and are generally settled on 30-day terms.
As at December 31, 2024 and 2023, amounts due to the Company’s related parties, included in the Company’s trade payables, were $1.4 million and $0.6 million, respectively (note 28).